Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of our income tax provision in 2014, 2013 and 2012 were as follows:

(Millions)	2014	2013	2012
Current taxes:
Federal	$1,233.0	$901.9	$731.5
State	84.0	55.7	48.4
Total current taxes	1,317.0	957.6	779.9
Deferred taxes (benefits):
Federal	114.1	63.0	112.8
State	23.6	8.0	(5.2)
Total deferred income taxes	137.7	71.0	107.6
Total income taxes	$1,454.7	$1,028.6	$887.5

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2014	2013	2012
Income before income taxes	$3,499.9	$2,940.5	$2,547.3
Tax rate	35%	35%	35%
Application of the tax rate	1,225.0	1,029.2	891.6
Tax effect of:
Health insurer fee	211.9	—	—
State income taxes	78.2	44.2	26.3
Other, net	(60.4)	(44.8)	(30.4)
Income taxes	$1,454.7	$1,028.6	$887.5

Schedule of Deferred Tax Assets and Liabilities
The significant components of our net deferred tax liabilities at December 31, 2014 and 2013 were as follows:

(Millions)	2014	2013
Deferred tax assets:
Employee and postretirement benefits	$290.9	$130.9
Insurance reserves	252.9	237.4
Reserve for anticipated future losses on discontinued products	199.1	225.2
Net operating losses	195.3	176.2
Investments, net	68.3	76.0
Debt fair value adjustments	43.4	62.0
Severance and facilities	9.9	30.1
Deferred policy acquisition costs	9.2	21.9
Litigation-related settlement	6.0	43.5
Other	94.9	106.3
Gross deferred tax assets	1,169.9	1,109.5
Less: Valuation allowance	147.9	139.3
Deferred tax assets, net of valuation allowance	1,022.0	970.2
Deferred tax liabilities:
Goodwill and other acquired intangible assets	868.4	861.9
Unrealized gains on investment securities	291.5	192.8
Cumulative depreciation and amortization	286.6	258.2
Total gross deferred tax liabilities	1,446.5	1,312.9
Net deferred tax liabilities (1)	$(424.5)	$(342.7)

(1)
Includes $443.0 million and $521.5 million classified as current assets at December 31, 2014 and 2013, respectively. Includes $867.5 million and $864.2 million classified as long-term liabilities at December 31, 2014 and 2013, respectively.